Earnings Per Common Share - Dilutive Shares (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Noncash dividends			$ 100
Common Stock
Class of Stock [Line Items]
Incremental common shares attributable to dilutive effect of call options and warrants	150	150
Series T Preferred Stock
Class of Stock [Line Items]
Incremental common shares attributable to dilutive effect of conversion of preferred stock		700